UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001408356

TES 2017-2, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001721078

Central Index Key Number of underwriter (if applicable): Not applicable

Todd A. Maron, (650) 681-5000

Name and telephone number, including area code, of the person to contact in connection with this filing

Explanatory Note: For the purpose of furnishing this Form ABS-15G, the depositors signing below do not have a Central Index Key Number. The “Central Index Key Number of depositor” listed above is the Central Index Key number of the depositors’ parent, SolarCity Corporation, which is also the originator.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 29, 2017, obtained by Ancon Solar II Lessor, LLC, Ancon Solar III Lessor, LLC and SolarCity Corporation and which sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

ANCON SOLAR II LESSOR, LLC, as Depositor

By:	/s/ Radford Small
	Name:	Radford Small
	Title:	Treasurer

ANCON SOLAR III LESSOR, LLC as Depositor

By:	/s/ Radford Small
	Name:	Radford Small
	Title:	Treasurer

Date: November 30, 2017

EXHIBIT INDEX

Exhibit Number	Description

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 29, 2017